Organization (Details)		1 Months Ended
	Dec. 22, 2020 USD ($)	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)	Aug. 24, 2020	Nov. 29, 2017	Nov. 14, 2017	Sep. 09, 2016	Feb. 16, 2016
Organization (Details) [Line Items]
Equity interest	100.00%
TDH Holdings [Member]
Organization (Details) [Line Items]
Equity interest							99.00%
TDH Petfood LLC [Member]
Organization (Details) [Line Items]
Equity interest	1.00%
Consideration of business acquisition	$ 100
TDH HK [Member]
Organization (Details) [Line Items]
Equity interest								100.00%
Tiandihui [Member]
Organization (Details) [Line Items]
Equity interest		100.00%	100.00%
Consideration of business acquisition		$ 87,849	¥ 610,000
Yichong (Qingdao) Technology Co., Ltd. [Member]
Organization (Details) [Line Items]
Equity interest						55.00%
Qingdao Lingchong Information Technology Co., Ltd. [Member]
Organization (Details) [Line Items]
Equity interest					55.00%
TDH Foods Limited [Member]
Organization (Details) [Line Items]
Equity interest				100.00%